As filed with the Securities and Exchange Commission on September 28 , 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2008

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

	NASDAQ-100 Bull 2.5X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Face
Amount		Value
SHORT-TERM INVESTMENTS - 97.7%
U.S. Government Agency Obligations - 93.9%

15,302,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$15,302,000

Shares		Value
Money Market Funds - 3.8%

625,621	Fidelity Institutional Money Market Portfolio	$625,621

	TOTAL SHORT TERM INVESTMENTS
	(Cost $15,927,621)	$15,927,621

	TOTAL INVESTMENTS
	(Cost $15,927,621) - 97.7%	$15,927,621

	Other Assets in Excess of Liabilities - 2.3%	378,905

	TOTAL NET ASSETS - 100.0%	$16,306,526

Percentages are stated as a percent of net assets.

	NASDAQ-100 Bull 2.5X Fund
	Schedule of Futures Contracts
	July 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation
953	NASDAQ-100 Mini Futures Contract
	Expiring September 2007
	(Underlying Face Amount at Market Value $37,038,345)	$ (1,109,537)

	NASDAQ-100 Bull 2.5X Fund
	Schedule of Equity Swap Contracts
	July 31, 2007 (Unaudited)

			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	NASDAQ-100 Index	1,600	$ 3,285,769	07/21/2008	$ (199,868)

	NASDAQ-100 Bear 2.5X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Face
Amount		Value
SHORT-TERM INVESTMENTS - 66.0%
U.S. Government Agency Obligations - 63.8%

4,700,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$4,700,000

Shares		Value
Money Market Funds - 2.2%

159,373	Fidelity Institutional Money Market Portfolio	$159,373

	TOTAL SHORT TERM INVESTMENTS
	(Cost $4,859,373)	$4,859,373

	TOTAL INVESTMENTS
	(Cost $4,859,373) - 66.0%	$4,859,373

	Other Assets in Excess of Liabilities - 34.0%	2,502,964

	TOTAL NET ASSETS - 100.0%	$7,362,337

Percentages are stated as a percent of net assets.

	NASDAQ-100 Bear 2.5X Fund
	Schedule of Short Futures Contracts
	July 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
132	NASDAQ-100 Mini Futures Contract
	Expiring September 2007
	(Underlying Face Amount at Market Value $5,130,180)	$ 135,411

NASDAQ-100 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
July 31, 2007 (Unaudited)

			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	NASDAQ-100 Index	7,176	$ 14,651,813	05/5/2008	$ 814,136

	S&P 500 Bull 2.5X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Face
Amount		Value
SHORT-TERM INVESTMENTS - 68.2%
U.S. Government Agency Obligations - 65.7%
3,500,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$3,500,000

Shares		Value
Money Market Funds - 2.5%
130,784	Fidelity Institutional Money Market Portfolio	$130,784

	TOTAL SHORT TERM
	INVESTMENTS (Cost $3,630,784)	$3,630,784

	TOTAL INVESTMENTS
	(Cost $3,630,784) - 68.2%	$3,630,784

	Other Assets in Excess of Liabilities - 31.8%	1,692,851

	TOTAL NET ASSETS - 100.0%	$5,323,635

	Percentages are stated as a percent of net assets.

	S&P 500 Bull 2.5X Fund
	Schedule Futures Contracts
	July 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation
52	S&P 500 Mini Futures Contract
	Expiring September 2007
	(Underlying Face Amount at Market Value $3,794,050)	$(48,620)

S&P 500 Bull 2.5X Fund
Schedule of Equity Swap Contracts
July 31, 2007 (Unaudited)

			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	S&P 500 Index	5,040	$ 7,787,115	05/02/2008	$ (465,626)

	S&P 500 Bear 2.5X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Face
Amount		Value
SHORT-TERM INVESTMENTS - 71.5%
U.S. Government Agency Obligations - 23.2%

900,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$900,000

Shares		Value
Money Market Funds - 48.3%

1,870,872	Fidelity Institutional Money Market Portfolio	$1,870,872

	TOTAL SHORT TERM INVESTMENTS
	(Cost $2,770,872)	$2,770,872

	TOTAL INVESTMENTS
	(Cost $2,770,872) - 71.5%	$2,770,872

	Other Assets in Excess of Liabilities - 28.5%	1,103,488

	TOTAL NET ASSETS - 100.0%	$3,874,360

Percentages are stated as a percent of net assets.

	S&P 500 Bear 2.5X Fund
	Schedule of Short Futures Contracts
	July 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
50	S&P 500 Mini Futures Contract
	Expiring September 2007
	(Underlying Face Amount at Market Value $3,648,125)	$33,338

S&P 500 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
July 31, 2007 (Unaudited)

			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	S&P 500 Index	4,158	$ 6,303,766	05/02/2008	$ 256,675

	Japan Bull 2X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Face
Amount		Value
SHORT-TERM INVESTMENTS - 92.9%
U.S. Government Agency Obligations - 86.6%

$4,000,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$4,000,000

Shares		Value
Money Market Funds - 6.3%

293,057	Fidelity Institutional Money Market Portfolio	293,057

	TOTAL SHORT TERM INVESTMENTS	$4,293,057
	(Cost $4,293,057)

	TOTAL INVESTMENTS
	(Cost $4,293,057) - 92.9%	$4,293,057

	Other Assets in Excess of Liabilities - 7.1%	327,919

	TOTAL NET ASSETS - 100.0%	$4,620,976

	Japan Bull 2X Fund
	Schedule of Futures Contracts
	July 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation
103	Nikkei 225 Futures Contract
	Expiring September 2007
	(Underlying Face Amount at Market Value ($8,816,800)	$ (471,236)

Japan Bull 2X Fund
Schedule of Equity Swap Contracts
July 31, 2007 (Unaudited)

			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	(Depreciation)
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	9,900	$ 145,233	03/10/2008	$ (3,094)
Goldman Sachs & Co.	Nikkei 225 Index	15	278,429	09/10/2007	(17,064)
			$ 423,662		$ (20,158)

	Latin America Bull 2X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 2.9%
Beverages - 0.1%
4,248	Fomento Economico Mexicano S.A.B. de C.V. - ADR (a)	$157,261

Chemicals - 0.1%
476	Sociedad Quimica y Minera De Chili SA - ADR (a)	$77,855

Commercial Banks - 0.3%
14,915	Banco Bradesco S.A. (a)	388,387
910	Banco De Chile - ADR (a)	45,445
1,824	Banco Santander Chile - ADR (a)	89,832
1,466	Grupo Financiero Galicia S.A. - ADR (a)	14,689
		$538,353
Construction Materials - 0.2%
11,841	Cemex SAB de C.V. - ADR (a)	$382,938

Diversified Telecommunication Services - 0.2%
980	Brasil Telecom Participacoes S.A. (a)	64,827
4,082	Compania De Telecomunicaciones de Chile S.A. - ADR (a)	34,697
6,632	Telefonos de Mexico SAB de CV - ADR (a)	226,615
		$326,139

Electric Utilities - 0.2%
5,349	Companhia Energetica de Minas Gerais (a)	108,959
2,081	Companhia Paranaense de Energia-Copel (a)	34,128
3,426	Empresa Nacional de Electricidad S.A. - ADR (a)	163,044
5,832	Enersis S.A. - ADR (a)	103,343
		$409,474
Energy Equipment & Services - 0.1%
4,334	Tenaris S.A. - ADR (a)	$208,769

Food & Staples Retailing - 0.0%
2,033	Distribucion Y Servicio D&S S.A.- ADR	$64,751

Media - 0.1%
6,996	Grupo Televisa S.A. - ADR (a)	176,649

Metals & Mining - 0.9%
3,328	Compania Siderurgica Nacional S.A. - ADR (a)	191,892
25,886	Companhia Vale do Rio Doce - ADR	1,268,673
6,814	Gerdau S.A. (a)	172,190
		$1,632,755
Oil, Gas & Consumable Fuels- 0.3%
1,858	Petrobras Energia Participaciones S.A. - ADR (a)	21,256
9,059	Petroleo Brasileiro S.A. - ADR (a)	587,929
		$609,185
Wireless Telecommunication Services - 0.4%
13,775	America Movil SAB de C.V. - ADR (a)	$824,847

	TOTAL COMMON STOCKS
	(Cost $5,404,561)	$5,408,976

INVESTMENT COMPANIES - 74.2%
892,030	iShares MSCI Brazil Index Fund	56,444,982
256,407	iShares S&P Latin America 40	54,883,919
507,380	iShares MSCI Mexico	29,828,870

	TOTAL INVESTMENT COMPANIES
	(Cost $136,987,809)	$141,157,771

PREFERRED STOCKS - 1.6%
Aerospace & Defense - 0.1%
2,232	Empresa Brasileira de Aeronautica S.A. - ADR (a)	96,489

Beverages - 0.6%
17,071	Companhia de Bebidas das Americas - ADR	1,169,364

Commercial Banks - 0.4%
10,188	Banco Itau Holding Financeira SA (a)	465,999
2,455	Uniao de Bancos Brasileiros S.A. (a)	286,351
		752,350
Metals & Mining - 0.4%
17,277	Companhia Vale Do Rio Doce (a)	731,335

Oil, Gas & Consumable Fuels - 0.1%
3,508	Petroleo Brasileiro S.A. (a)	195,922

Paper & Forest Products - 0.0%
1,305	Aracruz Celulose S.A. (a)	82,502

	TOTAL PREFERRED STOCKS
	(Cost $3,096,817)	$3,027,962

SHORT TERM INVESTMENTS - 17.1%
Money Market Funds - 3.1%
5,846,152	Fidelity Institutional Money Market Portfolio	5,846,152

Face
Amount		Value
U.S. Government Agency Obligations - 14.0%
$26,703,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$26,703,000

	TOTAL SHORT TERM INVESTMENTS
	(Cost $32,549,152)	$32,549,152

	TOTAL INVESTMENTS
	(Cost $178,038,339) - 95.8%	182,143,861

	Other Assets in Excess of Liabilities - 4.2%	8,070,461

	TOTAL NET ASSETS - 100.0%	$190,214,322

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security

	Latin America Bull 2X Fund
	Schedule of Equity Swap Contracts
	July 31, 2007 (Unaudited)

		Number	Notional	Termination	Unrealized
Counterparty	Reference Entity	of Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	891,400	$ 204,186,989	7/21/2008	$ (13,738,129)
Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	150,000	34,350,000	10/22/2007	(2,194,181)
Goldman Sachs & Co.	iShares MSCI Brazil Index Fund	169,000	11,544,639	04/18/2008	(874,092)
			$ 250,081,628		$ (16,806,403)

	Dollar Bear 2.5X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Face
Amount		Value
SHORT-TERM INVESTMENTS - 96.3%
U.S. Government Agency Obligations - 92.7%

$4,500,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$4,500,000

Shares		Value
Money Market Funds - 3.6%

175,191	Fidelity Instituitional Money Market Portfolio	$175,191

	TOTAL SHORT TERM INVESTMENTS
	(Cost $4,675,191)	$4,675,191

	TOTAL INVESTMENTS
	(Cost $4,675,191) - 96.3%	$4,675,191

	Other Assets in Excess of Liabilities - 3.7%	179,089

	TOTAL NET ASSETS - 100.0%	$4,854,280

Percentages are stated as a percent of net assets.

	Dollar Bear 2.5X Fund
	Schedule of Short Futures Contracts
	July 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

117	Dollar Index Futures Contract
	Expiring September 2007
	(Underlying Face Amount at Market Value $9,437,220)	$63,451

	Dollar Bear 2.5X Fund
	Schedule of Long Futures Contracts
	July 31, 2007 (Unaudited)

	Unrealized
Contracts	Appreciation/(Depreciation)
LONG FUTURES CONTRACTS

2	BP Currency Futures Contract (British Pounds)
	Expiring September 2007
	(Underlying Face Amount at Market Value $253,750)	$6,943

3	C$ Currency Futures Contract (Canadian Dollar)
	Expiring September 2007
	(Underlying Face Amount at Market Value $281,520)	(901)

9	EURO Currency Futures Contract (Euros)
	Expiring September 2007
	(Underlying Face Amount at Market Value $1,541,475)	19,779

5	Japan Yen Currency Futures Contract (Japenese Yen)
	Expiring September 2007
	(Underlying Face Amount at Market Value $530,875)	12,838

1	CHF Currency Futures Contract (Swiss Frances)
	Expiring September 2007
	(Underlying Face Amount at Market Value $104,388)	3,028
		$41,687

	Mid Cap Bull 2.5X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 28.0%

14,775	Midcap SPDR Trust Series 1	$2,294,705

	TOTAL INVESTMENT COMPANIES
	(Cost $2,423,022)	$2,294,705

SHORT-TERM INVESTMENTS - 55.7%
Money Market Funds - 4.4%

360,358	Fidelity Institutional Money Market Portfolio	$360,358

Face
Amount		Value
U.S. Government Agency Obligations - 51.3%

$4,200,000	Federal Home Loan Bank Discount Note
	5.0867%, 08/01/2007	$4,200,000

	TOTAL SHORT TERM INVESTMENTS
	(Cost $4,560,358)	$4,560,358

	TOTAL INVESTMENTS
	(Cost $6,983,380) - 83.7%	$6,855,063

	Other Assets in Excess of Liabilities - 16.3%	1,338,273

	TOTAL NET ASSETS - 100.0%	$8,193,336

	Mid Cap Bull 2.5X Fund
	Schedule of Futures Contracts
	July 31, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)
139	MidCap 400 Mini Futures Contract
	Expiring September 2007
	(Underlying Face Amount at Market Value $11,920,640)	$(949,821)

	Mid Cap Bull 2.5X Fund
	Schedule of Equity Swap Contracts
	July 31, 2007 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Depreciation
Goldman Sachs & Co.	S&P MidCap 400 Index	5,301	$ 4,887,310	05/05/2008	$ (357,194)

	See notes to the financial statements.

	Total Market Bull 2.5X Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 79.4%
15,301	Vanguard Total Stock Market ETF	$2,208,546

	TOTAL INVESTMENT COMPANIES
	(Cost $2,179,103)	$2,208,546

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
115,955	Fidelity Institutional Money Market Portfolio	$115,955

	TOTAL SHORT TERM INVESTMENTS
	(Cost $115,955)	$115,955

	TOTAL INVESTMENTS
	Cost ($2,295,058) - 83.5%	$2,324,501

	Other Assets in Excess of Liabilities - 16.5%	458,043

	TOTAL NET ASSETS - 100.0%	$2,782,544

Percentages are stated as a percent of net assets.

	Total Market Bull 2.5X Fund
	Schedule of Equity Swap Contracts
	July 31, 2007 (Unaudited)

			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	(Depreciation)
Goldman Sachs & Co.	Vanguard Total Stock Market ETF	32,950	$ 5,071,430	05/05/2008	$ (326,509)

The cost basis of investments for federal income tax purposes at 7/31/07 was as follows:

	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund	S&P 500 Bull 2.5 X Fund	S&P 500 Bear 2.5X Fund

Cost of Investments	$ 15,927,621	4,859,373	3,630,784	2,770,872

Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/depreciation	—	—	—	—

	Japan Bull 2X Fund	Latin America Bull 2X Fund	Dollar Bear 2.5X Fund	Mid Cap Bull 2.5X Fund

Cost of Investments	$ 4,293,057	179,527,937	4,675,191	7,013,749

Gross unrealized appreciation	—	6,300,280	—	—
Gross unrealized depreciation	—	(3,684,356)	—	(158,686)

Net unrealized appreciation/depreciation	—	2,615,924	—	(158,686)

	Total Market Bull 2.5X Fund

Cost of Investments	$ 2,295,058

Gross unrealized appreciation	35,626
Gross unrealized depreciation	(29,245)

Net unrealized appreciation/depreciation	6,381

Total Market Bear 2.5X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Mid Cap Bear 2.5X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bull 2.5X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bear 2.5X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Dollar Bull 2.5X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Japan Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Latin America Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bull 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Commodity Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bull 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bull 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bull 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bull 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bull 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bear 2X Fund
Schedule of Investments
July 31, 2007 (Unaudited)

No schedule of investments, non-operational Fund

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/  Daniel D. O’Neill
Daniel D. O’Neill, President

Date     9/21/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/   Daniel D. O’Neill
Daniel D. O’Neill, President

Date     9/21/2007

By (Signature and Title)*   /s/  Todd Kellerman
Todd Kellerman, Chief Financial Officer

Date     9/23/2007

* Print the name and title of each signing officer under his or her signature.